                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4269

                                Van Kampen Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 5/31/08

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CORE PLUS FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2008 (UNAUDITED)


PAR
AMOUNT
(000)    DESCRIPTION                                                       COUPON            MATURITY          VALUE
-----------------------------------------------------------------------------------------------------------------------
         COLLATERALIZED MORTGAGE OBLIGATIONS   43.9%
$    737 Alliance Bancorp Trust (a) ..................................      2.632%            07/25/37     $    581,522
     663 American Home Mortgage
            Assets (a) ...............................................      2.517             03/25/47          516,371
     787 American Home Mortgage
            Assets (a) ...............................................      2.582             10/25/46          616,803
   1,898 American Home Mortgage                                                            05/25/46 to
            Assets (a) ...............................................      2.622             09/25/46        1,183,367
     445 American Home Mortgage
            Assets (a) ...............................................      2.652             10/25/46          299,836
     210 American Home Mortgage
            Assets (a) ...............................................      2.693             06/25/47           96,819
      79 American Home Mortgage
            Assets (a) ...............................................      2.703             10/25/46           35,504
     911 American Home Mortgage
            Assets (a) ...............................................      3.085             06/25/47          708,630
   2,831 American Home Mortgage                                                            03/25/46 to
            Investment Trust (a) .....................................      2.582             05/25/47        2,075,011
     726 American Home Mortgage                                                            09/25/45 to
            Investment Trust (a) .....................................      2.693             03/25/46          377,028
     775 Banc of America Commercial
            Mortgage, Inc. ...........................................      5.414             09/10/47          759,804
     900 Banc of America Commercial
            Mortgage, Inc. ...........................................      5.492             02/10/51          865,263
   1,200 Banc of America Commercial
            Mortgage, Inc. (b) .......................................      5.659             06/10/49        1,173,321
     800 Banc of America Commercial
            Mortgage, Inc. (b) .......................................      5.688             04/10/49          786,095
     950 Banc of America Commercial
            Mortgage, Inc. (b) .......................................      5.745             02/10/51          936,044
     750 Bear Stearns Commercial
            Mortgage Securities (b) ..................................      5.694             06/11/50          731,674
     100 Bear Stearns Commercial
            Mortgage Securities (b) ..................................      5.712             06/11/40           98,398

     192 Bear Stearns Mortgage Funding
            Trust (a) ................................................      2.533             03/25/37          149,665
     563 Bear Stearns Mortgage Funding
            Trust (a) ................................................      2.553             12/25/36          437,757
     654 Bear Stearns Mortgage Funding
            Trust (a) ................................................      2.563             03/25/37          467,923
     588 Bear Stearns Mortgage Funding
            Trust (a) ................................................      2.572             10/25/36          460,102
     767 Bear Stearns Mortgage Funding                                                     09/25/36 to
            Trust (a) ................................................      2.592             03/25/37          551,458
   1,231 Bear Stearns Mortgage Funding                                                     07/25/36 to
            Trust (a) ................................................      2.602             12/25/46          904,610
     157 Bear Stearns Mortgage Funding
            Trust (a) ................................................      2.642             07/25/36          101,144
  11,875 Bear Stearns Structured                                                           06/26/36 to
            Products, Inc. (c)(d) ....................................        *               04/25/37          121,073
     775 Citigroup Commercial Mortgage
            Trust ....................................................      5.431             10/15/49          758,969
     800 Citigroup Commercial Mortgage
            Trust (b) ................................................      5.700             12/10/49          786,457
     775 Citigroup/Deutsche Bank
            Commercial Mortgage Trust (b) ............................      5.886             11/15/44          765,770
     975 Commercial Mortgage
            Pass-Through Certificates (b) ............................      5.816             12/10/49          965,526
  13,864 Countrywide Alternative Loan
            Trust (d) ................................................        *               12/20/46          602,390
   1,776 Countrywide Alternative Loan
            Trust (c) ................................................      0.516             05/25/47           37,596
   1,713 Countrywide Alternative Loan
            Trust (b)(d) .............................................      2.000             04/25/47           73,066
   2,226 Countrywide Alternative Loan                                                      07/25/46 to
            Trust (a) ................................................      2.533             04/25/47        1,886,634
     230 Countrywide Alternative Loan
            Trust (a) ................................................      2.563             05/25/47          177,504
   1,989 Countrywide Alternative Loan
            Trust (a) ................................................      2.573             06/25/47        1,552,590
   1,570 Countrywide Alternative Loan                                                      08/25/46 to
            Trust (a) ................................................      2.582             11/25/46        1,251,745

     243 Countrywide Alternative Loan
            Trust (a) ................................................      2.602             02/25/47          159,287
     460 Countrywide Alternative Loan                                                      08/25/46 to
            Trust (a) ................................................      2.622             06/25/47          285,356
   1,398 Countrywide Alternative Loan
            Trust (a) ................................................      2.642             10/25/46          900,981
   1,178 Countrywide Alternative Loan                                                      07/25/46 to
            Trust (a) ................................................      2.662             12/25/46          610,667
     192 Countrywide Alternative Loan
            Trust (a) ................................................      2.683             06/25/47          145,298
     479 Countrywide Alternative Loan                                                      03/20/46 to
            Trust (a) ................................................      2.689             09/20/46          364,907
   2,104 Countrywide Alternative Loan                                                      12/25/35 to
            Trust (a) ................................................      2.693             05/25/47        1,573,737
   1,151 Countrywide Alternative Loan
            Trust (c) ................................................      2.762             02/25/47           17,932
     145 Countrywide Alternative Loan
            Trust (a) ................................................      2.769             11/20/35          124,734
     227 Countrywide Alternative Loan
            Trust (a) ................................................      2.773             11/20/35          145,987
     817 Countrywide Alternative Loan                                                      03/20/46 to
            Trust (a) ................................................      2.779             12/20/46          478,162
   1,210 Countrywide Alternative Loan
            Trust (a) ................................................      2.789             03/20/46          822,293
     558 Countrywide Alternative Loan
            Trust (a) ................................................      2.819             05/20/46          249,920
     576 Countrywide Alternative Loan
            Trust (a) ................................................      2.839             03/20/46          264,045
     766 Countrywide Alternative Loan
            Trust (a) ................................................      2.892             06/25/47          510,226
   4,617 Countrywide Alternative Loan
            Trust (b)(d) .............................................      2.912             09/25/35          103,872
   1,542 Countrywide Alternative Loan
            Trust (b)(c)(d) ..........................................      3.833             12/20/35           51,476
  19,724 Countrywide Alternative Loan
            Trust (d) ................................................      4.118             02/20/47          891,847
     194 Countrywide Alternative Loan
            Trust (a) ................................................      5.294             11/25/35          169,274
   1,983 Countrywide Alternative Loan
            Trust (a) ................................................      5.494             02/25/36        1,346,875

      86 Countrywide Alternative Loan
            Trust (a) ................................................      5.834             11/25/35           68,740
     161 Countrywide Home Loan                                                             04/25/35 to
            Mortgage (a) .............................................      2.662             04/25/46          117,953
     350 Credit Suisse Mortgage Capital
            Certificates (b) .........................................      5.723             06/15/39          344,179
   1,479 Deutsche Alternative-A Securities,
            Inc. Alternate Loan Trust (a) ............................      2.543             02/25/47        1,022,634
     151 Deutsche Alternative-A Securities,
            Inc. Alternate Loan Trust (a) ............................      4.906             02/25/47           67,975
      20 Deutsche Alternative-A Securities,
            Inc. NIM Trust (Cayman
            Islands) (c) .............................................      6.750             02/25/47           19,659
     246 Downey Savings & Loan
            Association Mortgage Loan
            Trust (a) ................................................      2.638             04/19/48          194,615
     179 Downey Savings & Loan
            Association Mortgage Loan
            Trust (a) ................................................      2.678             04/19/48          108,883
   1,367 Downey Savings & Loan
            Association Mortgage Loan
            Trust (a) ................................................      2.697             11/19/37        1,072,496
      73 Downey Savings & Loan
            Association Mortgage Loan
            Trust (a) ................................................      2.797             08/19/45           49,610
     622 Downey Savings & Loan
            Association Mortgage Loan
            Trust (a) ................................................      4.734             04/19/47          483,748
  15,290 Federal Home Loan Mortgage
            Corp. (REMIC) (a) ........................................      2.854             05/15/37       14,926,945
   3,023 Federal Home Loan Mortgage
            Corp. (REMIC) (a) ........................................      2.864             12/15/30        2,988,825
   2,828 Federal Home Loan Mortgage
            Corp. (REMIC) (a) ........................................      3.014             07/15/28        2,824,234
  16,214 Federal Home Loan Mortgage
            Corp. (REMIC) ............................................      6.000             10/15/37       16,774,761
  19,160 Federal National Mortage
            Association (REMIC) (b)(d) ...............................      2.689             08/25/34          514,177

  14,638 Federal National Mortage
            Association (REMIC) (a) ..................................      2.733             06/25/37       14,293,804
   2,663 Federal National Mortgage
            Association (REMIC) (b)(d) ...............................      3.093             03/25/36           71,556
  12,706 Federal National Mortgage
            Association (REMIC) (b)(d) ...............................      4.038             07/25/36          446,822
   2,529 Government National Mortgage
            Association (a) ..........................................      3.079             08/20/30        2,508,083
     512 Greenpoint Mortgage Funding
            Trust (a) ................................................      2.572             01/25/37          402,904
   1,888 Greenpoint Mortgage Funding
            Trust (a) ................................................      2.592             03/25/47        1,470,128
     481 Greenpoint Mortgage Funding
            Trust (a) ................................................      2.683             02/25/36          379,374
     110 Greenpoint Mortgage Funding
            Trust (a) ................................................      2.713             03/25/36           69,003
     265 Greenpoint Mortgage Funding
            Trust (a) ................................................      3.065             04/25/47          208,483
     543 Greenpoint Mortgage Funding
            Trust (a) ................................................      5.794             03/25/36          431,139
     150 Greenwich Capital Commercial
            Funding Corp. ............................................      5.444             03/10/39          144,506
     875 Greenwich Capital Commercial
            Funding Corp. ............................................      5.736             12/10/49          856,183
     106 GSR Mortgage Loan Trust (a) .................................      2.652             08/25/46           66,947
      94 Harborview Mortgage Loan
            Trust (a) ................................................      2.588             01/19/38           88,698
     813 Harborview Mortgage Loan
            Trust (a) ................................................      2.627             04/19/38          638,872
     400 Harborview Mortgage Loan
            Trust (a) ................................................      2.648             03/19/38          313,041
     944 Harborview Mortgage Loan
            Trust (d) ................................................      2.673             11/19/34           11,794
   2,389 Harborview Mortgage Loan                                                          11/19/36 to
            Trust (a) ................................................      2.678             04/19/38        1,841,043
   2,354 Harborview Mortgage Loan
            Trust (a) ................................................      2.688             01/19/38        1,850,698
   1,267 Harborview Mortgage Loan
            Trust (a) ................................................      2.697             03/19/38          806,216

   1,543 Harborview Mortgage Loan
            Trust (a) ................................................      2.698             09/19/46        1,210,823
     467 Harborview Mortgage Loan
            Trust (a) ................................................      2.701             08/21/36          301,965
     642 Harborview Mortgage Loan
            Trust (a) ................................................      2.708             11/19/36          505,912
      74 Harborview Mortgage Loan
            Trust (a) ................................................      2.727             07/19/46           46,338
     306 Harborview Mortgage Loan
            Trust (a) ................................................      2.737             11/19/36          183,757
     346 Harborview Mortgage Loan                                                          09/19/36 to
            Trust (a) ................................................      2.747             01/19/38          218,443
   1,686 Harborview Mortgage Loan
            Trust (a) ................................................      2.777             11/19/36        1,149,156
     104 Harborview Mortgage Loan
            Trust (a) ................................................      2.838             01/19/36           68,496
      83 Harborview Mortgage Loan
            Trust (a) ................................................      2.858             02/19/36           58,931
     437 Harborview Mortgage Loan
            Trust (a) ................................................      2.878             11/19/35          299,459
      94 Harborview Mortgage Loan
            Trust (a) ................................................      2.929             06/20/35           63,232
     440 Harborview Mortgage Loan
            Trust (a) ................................................      5.794             10/19/35          353,318
     432 Indymac Index Mortgage Loan
            Trust (a) ................................................      2.493             02/25/37          374,280
     299 Indymac Index Mortgage Loan
            Trust (a) ................................................      2.602             11/25/36          233,031
     647 Indymac Index Mortgage Loan
            Trust (a) ................................................      2.642             06/26/47          407,303
      85 Indymac Index Mortgage Loan
            Trust (a) ................................................      3.175             03/25/35           69,225
     950 JP Morgan Chase Commercial
            Mortgage Securities Corp. ................................      5.440             06/12/47          913,521
     950 JP Morgan Chase Commercial
            Mortgage Securities Corp. (b) ............................      5.747             02/12/49          934,398
     850 JP Morgan Chase Commercial
            Mortgage Securities Corp. (b) ............................      5.794             02/12/51          834,786

     950 JP Morgan Chase Commercial
            Mortgage Securities Corp. (b) ............................      5.819             06/15/49          939,885
     875 LB Commercial Conduit Mortgage
            Trust (b) ................................................      5.935             07/15/44          874,374
     800 LB-UBS Commercial Mortgage
            Trust ....................................................      5.156             02/15/31          775,927
     950 LB-UBS Commercial Mortgage
            Trust ....................................................      5.430             02/15/40          913,472
     800 LB-UBS Commercial Mortgage
            Trust (b) ................................................      5.858             07/15/40          790,511
     950 LB-UBS Commercial Mortgage
            Trust (b) ................................................      5.866             09/15/45          938,262
     258 Luminent Mortgage Trust (a) .................................      2.592             10/25/46          200,971
     165 Luminent Mortgage Trust (a) .................................      2.612             12/25/36           98,891
      87 Luminent Mortgage Trust (a) .................................      2.622             05/25/46           55,796
     394 Luminent Mortgage Trust (a) .................................      2.632             04/25/36          299,275
     268 Luminent Mortgage Trust (a) .................................      2.672             02/25/46          174,226
     135 Luminent Mortgage Trust (a) .................................      3.145             05/25/36           80,874
      56 MASTR Adjustable Rate Mortgages
            Trust (a) ................................................      2.503             05/25/47           55,221
     171 MASTR Adjustable Rate Mortgages
            Trust (a) ................................................      2.642             04/25/46          107,261
     775 MASTR Adjustable Rate Mortgages
            Trust (a) ................................................      4.735             04/25/46          123,937
      71 MortgageIT Trust (a) ........................................      3.175             04/25/36           45,048
   3,455 Residential Accredit Loans, Inc. (c) ........................        *            03/25/47 to
                                                                                              05/25/47           72,398
   2,239 Residential Accredit Loans, Inc. (a) ........................      2.553          01/25/37 to
                                                                                              03/25/47        1,788,834
     587 Residential Accredit Loans, Inc. (a) ........................      2.582          12/25/36 to
                                                                                              02/25/37          434,481
   1,804 Residential Accredit Loans, Inc. (a) ........................      2.592          01/25/37 to
                                                                                              05/25/47        1,369,820
   1,656 Residential Accredit Loans, Inc. (a) ........................      2.622          05/25/46 to
                                                                                              06/25/46        1,009,882
   1,838 Residential Accredit Loans, Inc. (a) ........................      2.652          02/25/46 to
                                                                                              05/25/47        1,194,639
   1,163 Residential Accredit Loans, Inc. (a) ........................      2.662             02/25/46          917,781
      77 Residential Accredit Loans, Inc. (a) ........................      2.793             10/25/45           51,830

     233 Residential Accredit Loans, Inc. (a) ........................      3.035             03/25/37          182,215
     210 Residential Accredit Loans, Inc. (a) ........................      3.095             03/25/47          147,861
     213 Residential Accredit Loans, Inc. (a) ........................      3.165             02/25/46          132,224
     165 Structured Adjustable Rate
            Mortgage Loan Trust (a) ..................................      3.205             07/25/35          132,629
     911 Structured Asset Mortgage
            Investments, Inc. (a) ....................................      2.572             09/25/47          672,796
     490 Structured Asset Mortgage                                                         02/25/36 to
            Investments, Inc. (a) ....................................      2.582             02/25/37          324,914
     692 Structured Asset Mortgage
            Investments, Inc. (a) ....................................      2.592             10/25/36          545,566
     771 Structured Asset Mortgage
            Investments, Inc. (a) ....................................      2.602             01/25/37          480,636
   1,522 Structured Asset Mortgage                                                         07/25/36 to
            Investments, Inc. (a) ....................................      2.622             08/25/36          946,140
      80 Structured Asset Mortgage
            Investments, Inc. (a) ....................................      2.673             07/25/46           36,688
     139 Structured Asset Mortgage
            Investments, Inc. (a) ....................................      2.703             02/25/36           86,469
     168 Structured Asset Mortgage
            Investments, Inc. (a) ....................................      3.095             01/25/37          101,362
      55 Structured Asset Mortgage
            Investments, Inc. (a) ....................................      3.155             05/25/46           34,666
      90 Structured Asset Mortgage
            Investments, Inc. (a) ....................................      3.165             04/25/36           57,869
     100 Wachovia Bank Commercial
            Mortgage Trust ...........................................      5.342             12/15/43           95,471
     750 Wachovia Bank Commercial
            Mortgage Trust ...........................................      5.678             05/15/46          731,311
     750 Wachovia Bank Commercial
            Mortgage Trust (b) .......................................      5.741             06/15/49          736,211
     150 Wachovia Bank Commercial
            Mortgage Trust (b) .......................................      5.903             02/15/51          149,723
  11,678 Washington Mutual Mortgage                                                        09/25/46 to
            Pass-Through Certificates (d) ............................        *               03/25/47          148,533
     151 Washington Mutual Mortgage
            Pass-Through Certificates (a) ............................      2.572             01/25/47           98,324
      59 Washington Mutual Mortgage
            Pass-Through Certificates (a) ............................      2.582             07/25/46           47,024

     497 Washington Mutual Mortgage
            Pass-Through Certificates (a) ............................      2.592             02/25/47          343,298
     133 Washington Mutual Mortgage                                                        11/25/45 to
            Pass-Through Certificates (a) ............................      2.642             12/25/45          121,894
      93 Washington Mutual Mortgage
            Pass-Through Certificates (a) ............................      2.672             07/25/46           43,080
      45 Washington Mutual Mortgage
            Pass-Through Certificates (a) ............................      2.753             10/25/45           30,885
   2,871 Washington Mutual Mortgage
            Pass-Through Certificates (d) ............................      2.888             01/25/45           37,684
     688 Washington Mutual Mortgage
            Pass-Through Certificates (a) ............................      3.185             11/25/46          322,124
     225 Washington Mutual Mortgage
            Pass-Through Certificates (a) ............................      3.245             06/25/46          101,337
      40 Washington Mutual Mortgage
            Pass-Through Certificates (a) ............................      3.255             07/25/45           27,845
     511 Washington Mutual Mortgage                                                        04/25/46 to
            Pass-Through Certificates (a) ............................      4.734             05/25/46          390,133
   1,255 Washington Mutual Mortgage
            Pass-Through Certificates (a) ............................      4.794             08/25/46          980,904
      99 Washington Mutual Mortgage
            Pass-Through Certificates (a) ............................      5.244             10/25/45           79,106
     122 World Financial Properties (c)  .............................      6.910             09/01/13          126,007
     201 Zuni Mortgage Loan Trust (a) ................................      2.523             08/25/36          191,529
                                                                                                           ------------
         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS   43.9% ...........................................      131,813,501
                                                                                                           ------------

         MORTGAGE BACKED SECURITIES   27.5%
  16,200 Federal Home Loan Mortgage
            Corp., June (e) ..........................................      5.000                  TBA       15,650,723
  20,447 Federal Home Loan Mortgage                                                        04/01/37 to
            Corp .....................................................      5.500             11/01/37       20,330,518
   5,900 Federal Home Loan Mortgage
            Corp., June (e) ..........................................      5.500                  TBA        5,860,358
   4,314 Federal Home Loan Mortgage                                                        05/01/37 to
            Corp .....................................................      6.000             08/01/37        4,385,491
     573 Federal Home Loan Mortgage                                                        08/01/31 to
            Corp .....................................................      7.000             06/01/32          608,176
   3,806 Federal Home Loan Mortgage                                                        12/01/21 to
            Corp .....................................................      7.500             10/01/32        4,111,445

     376 Federal Home Loan Mortgage                                                        05/01/30 to
            Corp .....................................................      8.000             07/01/31          407,305
     352 Federal Home Loan Mortgage
            Corp .....................................................      8.500             06/01/30          389,987

      21 Federal Home Loan Mortgage
            Corp .....................................................      9.000             01/01/30           23,030
   5,000 Federal National Mortgage
            Association, June (e) ....................................      4.500                  TBA        4,865,625
   5,200 Federal National Mortgage
            Association, June (e) ....................................      5.000                  TBA        5,160,186
     387 Federal National Mortgage
            Association ..............................................      5.000             06/01/37          374,137
   3,600 Federal National Mortgage
            Association, June (e) ....................................      5.500                  TBA        3,574,688
   4,450 Federal National Mortgage
            Association, June (e) ....................................      6.500                  TBA        4,588,368
     619 Federal National Mortgage                                                         12/01/31 to
            Association ..............................................      6.500             10/01/32          643,188
   1,100 Federal National Mortgage
            Association, June (e) ....................................      7.000                  TBA        1,156,375
   2,875 Federal National Mortgage                                                         01/01/24 to
            Association ..............................................      7.000             06/01/35        3,048,737
   2,389 Federal National Mortgage                                                         03/01/21 to
            Association ..............................................      7.500             09/01/32        2,570,061
   2,722 Federal National Mortgage                                                         11/01/25 to
            Association ..............................................      8.000             06/01/32        2,947,438
     509 Federal National Mortgage                                                         06/01/30 to
            Association ..............................................      8.500             01/01/31          560,039
      13 Federal National Mortgage
            Association ..............................................      9.000             08/01/25           14,525
      63 Federal National Mortgage                                                         07/01/16 to
            Association ..............................................      9.500             07/01/17           68,521
     141 Federal National Mortgage                                                         10/01/18 to
            Association ..............................................     10.000             11/01/18          159,517
      27 Federal National Mortgage
            Association ..............................................     10.500             03/01/18           30,335

     302 Government National Mortgage                                                      01/15/26 to
            Association ..............................................      8.000             11/15/29          330,140
      22 Government National Mortgage
            Association ..............................................      8.500             08/15/26           24,077
     122 Government National Mortgage                                                      12/15/19 to
            Association ..............................................      9.000             10/15/24          133,307
     206 Government National Mortgage                                                      11/15/17 to
            Association ..............................................      9.500             09/15/22          225,288
      99 Government National Mortgage                                                      03/15/16 to
            Association ..............................................     11.000             03/15/18          109,650
                                                                                                           ------------
         TOTAL MORTGAGE BACKED SECURITIES   27.5% ....................................................       82,351,235
                                                                                                           ------------

         CORPORATE BONDS   13.0%
         AEROSPACE & DEFENSE   0.0%
      80 Systems 2001 Asset Trust LLC
            (Cayman Islands) (c) .....................................      6.664             09/15/13           81,564
                                                                                                           ------------

         AUTOMOTIVE   0.2%
      40 ArvinMeritor, Inc. ..........................................      8.750             03/01/12           37,600
     260 DaimlerChrysler NA Holding LLC ..............................      8.500             01/18/31          296,635
     210 Harley-Davidson Funding Corp. (c) ...........................      6.800             06/15/18          209,210
                                                                                                           ------------
                                                                                                                543,445
                                                                                                           ------------
         BANKING   1.7%
     100 Bank of America Corp. .......................................      5.650             05/01/18           97,091
     655 Bank of America Corp. .......................................      5.750             12/01/17          644,398
     210 Bank of New York Mellon Corp. ...............................      4.500             04/01/13          207,357
     205 Citigroup, Inc. .............................................      5.875             05/29/37          180,076
     470 Citigroup, Inc. (b) .........................................      8.400             04/29/49          466,494
     360 HBOS PLC (United Kingdom) (c) ...............................      6.750             05/21/18          351,796
   1,130 JPMorgan Chase & Co. ........................................      4.750             05/01/13        1,110,353
     160 Nationwide Building Society
            (United Kingdom) (c) .....................................      4.250             02/01/10          156,954
     600 Unicredito Luxembourg Finance
            (Luxembourg) (a)(c) ......................................      2.970             10/24/08          599,692
     160 Wachovia Capital Trust III (b)  .............................      5.800             03/15/42          122,473
     845 Wachovia Corp. ..............................................      5.500             05/01/13          836,588
     300 Wells Fargo & Co. ...........................................      5.625             12/11/17          300,054
                                                                                                           ------------
                                                                                                              5,073,326
                                                                                                           ------------

         BROKERAGE   1.4%
     320 Bear Stearns Co., Inc. ......................................      5.550             01/22/17          301,418
     305 Bear Stearns Co., Inc. ......................................      7.250             02/01/18          325,031
     765 Credit Suisse NY (Switzerland) ..............................      6.000             02/15/18          747,103
     700 Goldman Sachs Group, Inc. ...................................      6.150             04/01/18          693,815
     480 Goldman Sachs Group, Inc. ...................................      6.750             10/01/37          451,761
     490 Lehman Brothers Holdings, Inc. ..............................      5.750             01/03/17          436,058
     425 Lehman Brothers Holdings, Inc. ..............................      6.500             07/19/17          395,362
     395 Lehman Brothers Holdings, Inc. ..............................      6.875             07/17/37          342,055
     215 Merrill Lynch & Co., Inc. ...................................      6.110             01/29/37          174,453
     233 World Financial Properties (c)  .............................      6.950             09/01/13          240,547
                                                                                                           ------------
                                                                                                              4,107,603
                                                                                                           ------------
         CHEMICALS   0.0%
     105 Monsanto Co. ................................................      5.125             04/15/18          102,298
                                                                                                           ------------

         CONSUMER PRODUCTS   0.1%
     385 Philips Electronics NV
            (Netherlands) ............................................      5.750             03/11/18          380,381
                                                                                                           ------------

         DIVERSIFIED MANUFACTURING   0.5%
      70 Brookfield Asset Management,
            Inc. (Canada) ............................................      5.800             04/25/17           63,631
      50 Brookfield Asset Management,
            Inc. (Canada) ............................................      8.125             12/15/08           50,456
      85 Cooper Industries, Inc. .....................................      5.250             11/15/12           85,248
   1,050 General Electric Co. ........................................      5.250             12/06/17        1,028,806
     175 Honeywell International, Inc. ...............................      5.300             03/01/18          172,955
     210 Parker Hannifin Corp. .......................................      5.500             05/15/18          208,342
                                                                                                           ------------
                                                                                                              1,609,438
                                                                                                           ------------
         ELECTRIC   0.8%
      10 Appalachian Power Co. .......................................      5.650             08/15/12           10,007
      40 Arizona Public Service Co. ..................................      5.800             06/30/14           38,088
      50 Consumers Energy Co., .......................................      4.400             08/15/09           49,977
      35 Detroit Edison Co. ..........................................      6.125             10/01/10           36,527
     160 Entergy Gulf States, Inc. (a) ...............................      3.044             12/01/09          158,129
      50 Entergy Gulf States, Inc. ...................................      3.600             06/01/08           50,000
     211 Entergy Gulf States, Inc. (a)(c) ............................      3.740             12/08/08          210,912

     555 E.ON International Finance BV
            (Netherlands) (c) ........................................      5.800             04/30/18          547,089
     345 Israel Electric Corp., Ltd.
            (Israel) (c) .............................................      7.250             01/15/19          348,212
     350 NiSource Finance Corp. (a) ..................................      3.208             11/23/09          340,236
     180 Nisource Finance Corp. ......................................      6.800             01/15/19          177,002
      75 NiSource Finance Corp. ......................................      7.875             11/15/10           78,015
      25 Ohio Edison Co. .............................................      6.400             07/15/16           24,963
      55 Ohio Power Co., Ser K .......................................      6.000             06/01/16           54,924
     200 Peco Energy Co. .............................................      5.350             03/01/18          197,417
      45 Union Electric Co. ..........................................      6.400             06/15/17           45,546
                                                                                                           ------------
                                                                                                              2,367,044
                                                                                                           ------------
         FINANCIAL   0.1%
      40 Capmark Financial Group, Inc. ...............................      5.875             05/10/12           32,244
      20 Capmark Financial Group, Inc. ...............................      6.300             05/10/17           14,698
     300 NYSE Euronext ...............................................      4.800             06/28/13          295,254
      70 Prologis ....................................................      6.625             05/15/18           69,502
                                                                                                           ------------
                                                                                                                411,698
                                                                                                           ------------
         FOOD/BEVERAGE   0.7%
     255 Archer-Daniels-Midland Co. ..................................      5.450             03/15/18          251,271
      40 ConAgra Foods, Inc. .........................................      7.000             10/01/28           40,538
     195 ConAgra Foods, Inc. .........................................      8.250             09/15/30          218,812
     195 Dr Pepper Snapple Group, Inc. (c) ...........................      6.820             05/01/18          197,009
     390 FBG Finance, Ltd. (Australia) (c) ...........................      5.125             06/15/15          366,983
     340 Kraft Foods, Inc. ...........................................      6.125             08/23/18          332,312
     575 Miller Brewing Co. (c) ......................................      4.250             08/15/08          576,276
      30 Pilgrim's Pride Corp. .......................................      7.625             05/01/15           27,750
      50 Yum! Brands, Inc. ...........................................      8.875             04/15/11           54,617
                                                                                                           ------------
                                                                                                              2,065,568
                                                                                                           ------------
         GAMING   0.1%
     240 MGM Mirage, Inc. ............................................      6.000             10/01/09          239,700
                                                                                                           ------------

         HEALTH CARE   0.4%
     280 Baxter International, Inc. ..................................      4.625             03/15/15          267,627
     110 Baxter International, Inc. ..................................      5.375             06/01/18          107,997
     290 Covidien International Finance SA
            (Luxembourg) (c) .........................................      6.000             10/15/17          294,498

     245 Medco Health Solutions, Inc. ................................      7.125             03/15/18          253,862
     305 UnitedHealth Group, Inc. ....................................      6.000             02/15/18          298,937
                                                                                                           ------------
                                                                                                              1,222,921
                                                                                                           ------------
         INDEPENDENT ENERGY   0.3%
     100 Gaz Capital SA (Luxembourg) (c) .............................      6.510             03/07/22           94,510
     380 Questar Market Resources, Inc. ..............................      6.800             04/01/18          384,747
     320 XTO Energy, Inc. ............................................      5.500             06/15/18          307,725
                                                                                                           ------------
                                                                                                                786,982
                                                                                                           ------------
         INFORMATION TECHNOLOGY   0.1%
     265 KLA Instruments Corp. .......................................      6.900             05/01/18          259,506
                                                                                                           ------------

         INTEGRATED ENERGY   0.7%
     370 ConocoPhillips ..............................................      5.200             05/15/18          364,760
     220 Consumers Energy Co. ........................................      4.000             05/15/10          218,229
     600 Consumers Energy Co. ........................................      4.800             02/17/09          601,461
     345 Husky Oil, Ltd. (Canada) (b) ................................      8.900             08/15/28          348,621
     155 Marathon Oil Corp. ..........................................      5.900             03/15/18          153,568
     245 Marathon Oil Corp. ..........................................      6.000             10/01/17          244,889
      65 Petro-Canada (Canada) .......................................      6.050             05/15/18           63,988
                                                                                                           ------------
                                                                                                              1,995,516
                                                                                                           ------------
         LIFE INSURANCE   0.2%
      25 Platinum Underwriters Finance,
            Inc ......................................................      7.500             06/01/17           24,170
     140 Prudential Financial, Inc. ..................................      6.625             12/01/37          137,334
     430 Xlliac Global Funding (c) ...................................      4.800             08/10/10          429,100
                                                                                                           ------------
                                                                                                                590,604
                                                                                                           ------------
         LODGING   0.1%
     210 Starwood Hotels & Resorts
            Worldwide, Inc. ..........................................      6.750             05/15/18          202,321
                                                                                                           ------------

         MEDIA-CABLE   0.3%
      30 Comcast Cable Communications,
            Inc ......................................................      7.125             06/15/13           31,675
     710 Comcast Corp. ...............................................      5.700             05/15/18          690,465
      20 Comcast Corp. ...............................................      6.500             01/15/15           20,678
      25 Echostar DBS Corp. ..........................................      6.625             10/01/14           23,625
      75 Time Warner, Inc. (a) .......................................      2.915             11/13/09           73,340
                                                                                                           ------------
                                                                                                                839,783
                                                                                                           ------------

         MEDIA-NONCABLE   0.4%
     225 Grupo Televisa SA (Mexico) (c)  .............................      6.000             05/15/18          221,068
     175 Interpublic Group of Cos., Inc. .............................      6.250             11/15/14          158,375
     130 Pearson Dollar Finance Two PLC
            (United Kingdom) (c) .....................................      6.250             05/06/18          129,310
     275 Viacom, Inc. ................................................      6.875             04/30/36          267,764
     550 Vivendi (France) (c) ........................................      6.625             04/04/18          544,196
                                                                                                           ------------
                                                                                                              1,320,713
                                                                                                           ------------
         METALS   0.1%
     270 ArcelorMittal (Luxembourg) (c)  .............................      6.125             06/01/18          263,569
     150 GTL Trade Finance, Inc. (British
            Virgin Islands) (c) ......................................      7.250             10/20/17          153,025
                                                                                                           ------------
                                                                                                                416,594
                                                                                                           ------------
         NONCAPTIVE-CONSUMER FINANCE   0.6%
      35 American General Finance Corp. ..............................      4.625             05/15/09           34,814
   1,725 General Electric Capital Corp. ..............................      5.625             05/01/18        1,707,212
      15 Household Finance Corp. .....................................      6.375             10/15/11           15,309
     115 Household Finance Corp. .....................................      8.000             07/15/10          120,601
      40 SLM Corp. ...................................................      4.000             01/15/10           37,146
                                                                                                           ------------
                                                                                                              1,915,082
                                                                                                           ------------
         OIL FIELD SERVICES   0.1%
     170 Weatherford International, Ltd.
            (Bermuda) ................................................      6.000             03/15/18          170,422
                                                                                                           ------------

         PAPER   0.1%
     395 Nine Dragons Paper Holdings,
            Ltd. (Bermuda) (c) .......................................      7.875             04/29/13          387,094
                                                                                                           ------------

         PHARMACEUTICALS   0.7%
     350 Amgen, Inc. .................................................      5.850             06/01/17          342,238
     235 AstraZeneca PLC (United
            Kingdom) .................................................      5.900             09/15/17          240,846
     315 Biogen Idec, Inc. ...........................................      6.875             03/01/18          317,178
     390 Bristol-Myers Squibb Co. ....................................      5.450             05/01/18          381,377
     345 GlaxoSmithKline Capital, Inc. ...............................      5.650             05/15/18          341,755
     150 Hospira, Inc. (a) ...........................................      3.176             03/30/10          145,286
     150 Wyeth .......................................................      5.450             04/01/17          148,488
      70 Wyeth .......................................................      5.500             02/15/16           69,505
                                                                                                           ------------
                                                                                                              1,986,673
                                                                                                           ------------

         PIPELINES   0.4%
     105 CenterPoint Energy Resources
            Corp .....................................................      6.250             02/01/37           92,706
      70 CenterPoint Energy Resources
            Corp .....................................................      7.875             04/01/13           75,486
     340 Colorado Interstate Gas Co. .................................      6.800             11/15/15          352,745
     300 Kinder Morgan Finance Co.
            (Canada) .................................................      5.700             01/05/16          279,375
     440 Plains All American Pipeline ................................      6.700             05/15/36          415,413
      25 Texas Eastern Transmission
            Corp .....................................................      7.000             07/15/32           25,422
                                                                                                           ------------
                                                                                                              1,241,147
                                                                                                           ------------
         PROPERTY & CASUALTY INSURANCE   0.6%
     180 Ace INA Holdings, Inc. ......................................      5.600             05/15/15          173,254
     730 AIG SunAmerica Global Financing
            VI (c) ...................................................      6.300             05/10/11          745,965
     480 Berkshire Hathaway Finance
            Corp. (c) ................................................      5.400             05/15/18          479,844
      60 Chubb Corp. .................................................      5.750             05/15/18           58,980
     100 Farmers Exchange Capital (c) ................................      7.050             07/15/28           90,789
     185 Travelers Cos, Inc. .........................................      5.800             05/15/18          181,916
                                                                                                           ------------
                                                                                                              1,730,748
                                                                                                           ------------
         RAILROADS   0.2%
     440 Burlington Northern Santa Fe
            Corp .....................................................      6.125             03/15/09          445,101
     115 Canadian National Railway Co.
            (Canada) .................................................      5.550             05/15/18          114,544
      60 Union Pacific Corp. .........................................      5.450             01/31/13           60,057
                                                                                                           ------------
                                                                                                                619,702
                                                                                                           ------------
         RETAILERS   0.3%
      55 CVS Caremark Corp. ..........................................      5.750             06/01/17           54,525
      44 CVS Lease Pass-Through
            Trust (c) ................................................      6.036             12/10/28           39,640
      70 Home Depot, Inc. (a) ........................................      2.925             12/16/09           67,440
     115 Macy's Retail Holdings, Inc. ................................      5.950             11/01/08          115,026
     190 Macy's Retail Holdings, Inc. ................................      6.625             09/01/08          190,429
     380 Wal-Mart Stores, Inc. .......................................      4.250             04/15/13          377,699
                                                                                                           ------------
                                                                                                                844,759
                                                                                                           ------------

         SUPERMARKETS   0.1%
     105 Delhaize America, Inc. ......................................      9.000             04/15/31          126,362
     115 Kroger Co. ..................................................      5.000             04/15/13          113,646
      15 Kroger Co. ..................................................      6.400             08/15/17           15,498
                                                                                                           ------------
                                                                                                                255,506
                                                                                                           ------------
         TECHNOLOGY   0.5%
     295 Dell, Inc. (c) ..............................................      5.650             04/15/18          284,717
     265 Fiserv, Inc. ................................................      6.800             11/20/17          268,211
     120 Hewlett-Packard Co. .........................................      5.500             03/01/18          119,053
      90 LG Electronics, Inc. (South
            Korea) (c) ...............................................      5.000             06/17/10           88,760
     370 Oracle Corp. ................................................      5.750             04/15/18          368,451
     275 Xerox Corp. .................................................      6.350             05/15/18          271,960
                                                                                                           ------------
                                                                                                              1,401,152
                                                                                                           ------------
         TOBACCO   0.2%
     345 Philip Morris International, Inc. ...........................      5.650             05/16/18          338,185
     300 Reynolds American, Inc. .....................................      6.500             07/15/10          307,500
                                                                                                           ------------
                                                                                                                645,685
                                                                                                           ------------
         UTILITY   0.1%
     220 Equitable Resources, Inc. ...................................      6.500             04/01/18          218,840
                                                                                                           ------------

         WIRELINE   0.9%
     580 AT&T Corp. ..................................................      8.000             11/15/31          670,631
     120 AT&T, Inc. ..................................................      5.600             05/15/18          118,272
     365 AT&T, Inc. ..................................................      6.300             01/15/38          351,627
     285 France Telecom, SA (France) .................................      8.500             03/01/31          357,274
     200 Sprint Capital Corp. ........................................      8.750             03/15/32          180,921
     155 Sprint Nextel Corp. .........................................      6.000             12/01/16          128,076
      65 Telecom Italia Capital
            (Luxembourg) .............................................      4.875             10/01/10           64,490
     335 Telecom Italia Capital
            (Luxembourg) .............................................      4.950             09/30/14          308,855
     225 Telefonica Europe BV
            (Netherlands) ............................................      8.250             09/15/30          264,384
     340 Verizon Communications, Inc. ................................      5.500             02/15/18          332,680
                                                                                                           ------------
                                                                                                              2,777,210
                                                                                                           ------------
         TOTAL CORPORATE BONDS   13.0% ...............................................................       38,811,025
                                                                                                           ------------

         ASSET BACKED SECURITIES   7.0%
      87 ACE Securities Corp. (a) ....................................      2.713             05/25/34           74,977
     125 American Express Credit Account
            Master Trust (a) .........................................      2.716             10/15/12          123,631
     172 Argent Securities, Inc. (a) .................................      2.842             04/25/34          157,266
      49 Bayview Financial Acquisition
            Trust (a) ................................................      2.493             11/28/36           48,607
     510 Bear Stearns Asset Backed
            Securities Trust (a) .....................................      2.493             01/25/37          469,181
   2,100 Capital Auto Receivables Asset
            Trust (a) ................................................      2.574             07/15/10        2,085,727
     246 Capital Auto Receivables Asset
            Trust (a) ................................................      2.574             05/15/11          245,181
     150 Capital Auto Receivables Asset
            Trust (a) ................................................      2.726             04/15/11          148,566
     625 Capital One Multi-Asset Execution
            Trust ....................................................      5.750             07/15/20          609,448
      66 Carrington Mortgage Loan
            Trust (a) ................................................      2.463             10/25/36           65,138
     101 Carrington Mortgage Loan
            Trust (a) ................................................      2.513             02/25/37           96,981
     150 Citibank Credit Card Issuance
            Trust (a) ................................................      2.588             03/22/12          148,075
     970 Citibank Credit Card Issuance
            Trust ....................................................      5.650             09/20/19          960,868
     739 Citigroup Mortgage Loan Trust,
            Inc. (a) .................................................      2.463             01/25/37          690,811
      52 Countrywide Asset-Backed
            Certificates (a) .........................................      2.592             07/25/34           45,719
     413 Countrywide Asset-Backed
            Certificates (a) .........................................      2.783             11/25/34          338,103
     486 Countrywide Asset-Backed
            Certificates (a) .........................................      3.072             06/25/33          447,193
     132 Credit Based Asset Servicing and
            Securitization LLC (a) ...................................      2.965             01/25/37          127,253
      25 Credit-Based Asset Servicing and
            Securitization LLC (a) ...................................      2.432             07/25/36           24,221

     396 Credit-Based Asset Servicing and
            Securitization LLC (a) ...................................      2.453             06/25/36          394,344
     700 Discover Card Master Trust ..................................      5.650             03/16/20          668,227
     237 Fieldstone Mortgage Investment
            Corp. (a) ................................................      2.463             11/25/36          230,101
     835 First Franklin Mortgage Loan
            Certificates (a) .........................................      2.443             03/25/37          797,712
      24 First Franklin Mortgage Loan
            Certificates (a) .........................................      2.463             02/25/36           24,050
   1,418 Ford Credit Auto Owner Trust (a) ............................      2.524             04/15/10        1,414,355
   1,400 Ford Credit Auto Owner Trust (a) ............................      3.114             07/15/10        1,399,265
     336 GSAMP Trust (a) .............................................      2.463             12/25/36          325,759
     322 GSAMP Trust (a) .............................................      2.965             01/25/37          309,617
     137 GSAMP Trust (a) .............................................      3.015             03/25/47          130,334
      75 Indymac Residential Asset
            Backed Trust (a) .........................................      3.025             04/25/37           73,567
      98 Lehman XS Trust (a) .........................................      2.693             02/25/46           44,767
     146 Nationstar Home Equity Loan
            Trust (a) ................................................      3.092             09/25/36          144,343
      61 New Century Home Equity Loan
            Trust (a) ................................................      2.763             08/25/34           55,288
     665 Newcastle Mortgage Securities
            Trust (a) ................................................      3.025             04/25/37          582,164
   1,100 Nissan Auto Receivables Owner
            Trust (a) ................................................      3.014             05/17/10        1,099,848
      55 Novastar Home Equity Loan (a) ...............................      2.463             11/25/36           55,126
     275 Option One Mortgage Loan
            Trust (a) ................................................      2.945             07/25/36          272,881
     703 Provident Bank Home Equity Loan
            Trust (a) ................................................      3.435             08/25/31          550,747
     131 Renaissance Home Equity Loan
            Trust (a) ................................................      2.503             06/25/37          121,239
     259 Residential Asset Mortgage
            Products, Inc. (a) .......................................      2.463             08/25/36          255,120
     171 Residential Asset Mortgage
            Products, Inc. (a) .......................................      2.483             10/25/36          164,953
      65 Residential Asset Mortgage
            Products, Inc. (a) .......................................      2.652             03/25/32           62,801

     167 Residential Asset Mortgage
            Products, Inc. (a) .......................................      2.965             02/25/37          161,220
     191 Residential Asset Securities
            Corp. (a) ................................................      2.473             10/25/36          186,879
      87 Residential Asset Securities
            Corp. (a) ................................................      2.503             04/25/37           82,539
     196 Securitized Asset Backed
            Receivables LLC (a) ......................................      2.473             11/25/36          190,801
     198 Securitized Asset Backed
            Receivables LLC (a) ......................................      2.503             02/25/37          185,819
     505 Securitized Asset Backed
            Receivables LLC (a) ......................................      2.523             05/25/37          484,377
     113 SLM Student Loan Trust (a) ..................................      2.910             10/27/14          112,347
     707 Soundview Home Equity Loan
            Trust (a) ................................................      2.473             06/25/37          681,676
   1,303 Soundview Home Equity Loan
            Trust (a) ................................................      2.503             02/25/37        1,182,203
     159 Soundview Home Equity Loan
            Trust (a) ................................................      2.975             01/25/37          154,745
     417 Specialty Underwriting &
            Residential Finance (a) ..................................      2.513             03/25/37          401,154
      42 Specialty Underwriting &
            Residential Finance (a) ..................................      3.165             05/25/35           32,212
      72 Structured Asset Investment Loan
            Trust (a) ................................................      3.265             11/25/33           65,175
     527 Structured Asset Securities
            Corp. (a) ................................................      2.483             06/25/37          460,844
     110 Structured Asset Securities
            Corp. (a)(c) .............................................      2.513             01/25/37          101,889
      85 Structured Asset Securities
            Corp. (a) ................................................      2.985             02/25/37           83,064
      27 Terwin Mortgage Trust (a)(c) ................................      2.503             04/25/37           26,306
     125 TXU Electric Delivery Transition
            Bond Company .............................................      4.810             11/17/14          124,295
                                                                                                           ------------
         TOTAL ASSET BACKED SECURITIES   7.0% ........................................................       20,801,099
                                                                                                           ------------

         UNITED STATES GOVERNMENT OBLIGATIONS   3.6%
   9,100 United States Treasury Bond .................................      4.500             02/15/36        8,807,808
   1,200 United States Treasury Bond .................................      5.375             02/15/31        1,308,845

     700 United States Treasury Bond .................................      6.125             08/15/29          829,664
                                                                                                           ------------
         TOTAL UNITED STATES GOVERNMENT OBLIGATIONS   3.6% ...........................................       10,946,317
                                                                                                           ------------

         ADJUSTABLE RATE MORTGAGE BACKED SECURITIES   1.8%
     335 Federal Home Loan Mortgage
            Corp .....................................................      5.304             04/01/37          340,777
     109 Federal Home Loan Mortgage
            Corp .....................................................      5.600             04/01/37          112,045
     155 Federal Home Loan Mortgage
            Corp .....................................................      5.694             01/01/37          158,334
     282 Federal Home Loan Mortgage
            Corp .....................................................      5.733             01/01/37          284,119
     310 Federal Home Loan Mortgage
            Corp .....................................................      5.852             10/01/36          317,160
     229 Federal Home Loan Mortgage
            Corp .....................................................      5.855             04/01/37          233,901
      69 Federal Home Loan Mortgage
            Corp .....................................................      5.965             01/01/37           71,186
     751 Federal National Mortgage
            Association ..............................................      4.508             11/01/33          770,811
     377 Federal National Mortgage
            Association ..............................................      4.738             06/01/36          380,490
     395 Federal National Mortgage
            Association ..............................................      5.114             11/01/35          401,811
     441 Federal National Mortgage
            Association ..............................................      5.237             03/01/37          447,555
     485 Federal National Mortgage
            Association ..............................................      5.489             04/01/37          494,797
     471 Federal National Mortgage
            Association ..............................................      5.811             05/01/37          481,226
     103 Federal National Mortgage
            Association ..............................................      5.970             04/01/37          105,199
     319 Federal National Mortgage
            Association ..............................................      6.052             03/01/36          323,281
     278 Federal National Mortgage
            Association ..............................................      6.082             10/01/35          285,328
      30 Government National Mortgage
            Association II ...........................................      5.125             10/20/27           29,831
     151 Government National Mortgage
            Association II ...........................................      5.375             01/20/25          151,562

      66 Government National Mortgage                                                      05/20/25 to
            Association II ...........................................      6.375             06/20/25           67,564
                                                                                                           ------------
         TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES   1.8% .....................................        5,456,977
                                                                                                           ------------

         FOREIGN GOVERNMENT OBLIGATIONS   0.0%
      43 Argentina International
            Government Bond (Argentina) ..............................      8.280             12/31/33           34,903
     135 Korea Railroad Corp. (Republic of
            Korea (South Korea)) (c) .................................      5.375             05/15/13          133,510
     700 Mexico United Mexican States
            (Mexico) .................................................      9.500             12/18/14           72,744
                                                                                                           ------------

         TOTAL FOREIGN GOVERNMENT OBLIGATIONS   0.0% .................................................          241,157
                                                                                                           ------------

         TOTAL LONG-TERM INVESTMENTS   96.8%
           (Cost $315,571,950) .......................................................................      290,421,311
                                                                                                           ------------

PURCHASED OPTIONS  0.2%
DESCRIPTION                              CONTRACTS         EXPIRATION DATE          EXERCISE PRICE         MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
90-day EuroDollar Futures Put,              578                09/19/09                 96.750             $    500,057
  September, 2009                                                                                          ------------
  (Cost $500,057)


SHORT-TERM INVESTMENTS  16.5%
REPURCHASE AGREEMENTS   1.1%
Banc of America Securities ($1,001,958 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 2.28%,
   dated 05/30/08, to be sold on 06/02/08 at $1,002,148) .............................................        1,001,958
Citigroup Global Markets, Inc. ($1,001,958 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 2.25%,
   dated 05/30/08, to be sold on 06/02/08 at $1,002,146) .............................................        1,001,958
JPMorgan Chase & Co. ($300,587 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.20%, dated 05/30/08,
   to be sold on 06/02/08 at $300,642) ...............................................................          300,587
State Street Bank & Trust Co. ($1,052,497 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 1.88%,
   dated 05/30/08, to be sold on 06/02/08 at $1,052,662) .............................................        1,052,497
                                                                                                           ------------
TOTAL REPURCHASE AGREEMENTS ..........................................................................        3,357,000
                                                                                                           ------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS   15.4%
Federal Home Loan Mortgage Corp. Discount Notes ($9,000,000 par, yielding
   2.120%, 7/03/08 maturity) .........................................................................        8,983,360
United States Treasury Bill ($5,000,000 par, yielding 2.014%, 08/21/08
   maturity) .........................................................................................        4,986,613
United States Treasury Bill ($725,000 par, yielding 1.592%, 10/09/08
   maturity)  (f) ....................................................................................          720,919
United States Treasury Bill ($21,000,000 par, yielding 1.203%, 07/24/08
   maturity) .........................................................................................       20,963,518
United States Treasury Bill ($10,500,000 par, yielding 1.975%, 06/19/08
   maturity) .........................................................................................       10,489,815
                                                                                                           ------------

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS ....................................................       46,144,225
                                                                                                           ------------

TOTAL SHORT-TERM INVESTMENTS   16.5%
  (Cost $49,501,225) .................................................................................       49,501,225

TOTAL INVESTMENTS  113.5%
  (Cost $365,573,232) ................................................................................      340,422,593

LIABILITIES IN EXCESS OF OTHER ASSETS  (13.4%) .......................................................      (40,180,213)
                                                                                                           ------------

WRITTEN OPTIONS (0.1%) ...............................................................................         (287,468)
                                                                                                           ------------

NET ASSETS 100.0% ....................................................................................     $299,954,912
                                                                                                           ============


Percentages are calculated as a percentage of net assets.

*    Zero coupon bond
(a)  Floating Rate Coupon
(b)  Variable Rate Coupon
(c) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(d)  IO - Interest Only
(e) Security purchased on a when-issued, delayed delivery or forward commitment basis.
(f) All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.


REMIC - Real Estate Mortgage Investment Conduits

TBA - To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

FUTURES CONTRACTS OUTSTANDING AS OF MAY 31, 2008:

                                                                                         UNREALIZED
                                                                                        APPRECIATION/
                                                                         CONTRACTS      DEPRECIATION
LONG CONTRACTS:
Interest Rate Swap 5-Year Futures, September 2008
   (Current Notional Value of $107,359 per
   contract) ....................................................             1          $     177
Interest Rate Swap 10-Year Futures, September 2008
   (Current Notional Value of $109,609 per contract) ............            26              8,480
U.S. Treasury Notes 2-Year Futures, June 2008 (Current
   Notional Value of $211,688 per contract) .....................           221           (385,847)
U.S. Treasury Notes 2-Year Futures, September 2008
   (Current Notional Value of $210,625 per
   contract) ....................................................             4              1,491
U.S. Treasury Notes 5-Year Futures, June 2008 (Current
   Notional Value of $110,781 per contract) .....................           147           (236,083)
Interest Rate Swap 10-Year Futures, June 2008 (Current
   Notional Value of $110,234 per contract) .....................           160           (440,208)
5-Year Swap Futures, June 2008 (Current
   Notional Value of $107,891 per contract) .....................            80           (213,668)

SHORT CONTRACTS:
EuroDollar Futures, December 2008 (Current Notional
   Value of $242,225 per contract) ..............................             2              1,045
EuroDollar Futures, December 2009 (Current Notional
   Value of $239,938 per contract) ..............................             9              5,269
EuroDollar Futures, December 2010 (Current Notional
   Value of $238,475 per contract) ..............................             5              4,220
EuroDollar Futures, June 2008 (Current Notional Value of
   $243,244 per contract) .......................................             5                393
EuroDollar Futures, June 2009 (Current Notional Value of
   $241,063 per contract) .......................................             2              2,045
EuroDollar Futures, June 2010 (Current Notional Value of
   $239,150 per contract) .......................................             8              5,272
EuroDollar Futures, September 2010 (Current Notional
   Value of $238,813 per contract) ..............................             7              4,369
EuroDollar Futures, March 2009 (Current
   Notional Value of $241,688 per contract) .....................             2              1,620
EuroDollar Futures, March 2010 (Current Notional Value of
   $239,538 per contract) .......................................             9              6,251
EuroDollar Futures, March 2011 (Current
   Notional Value of $238,275 per contract) .....................             4              5,089
EuroDollar Futures, September 2008 (Current Notional
   Value of $242,900 per contract) ..............................             4              1,439

EuroDollar Futures, September 2009 (Current Notional
   Value of $240,500 per contract) ..............................            10              1,174
U.S. Treasury Bond Futures, September 2008 (Current
   Notional Value of $113,500 per contract) .....................            20             42,132
U.S. Treasury Notes 5-Year Futures, September 2008
   (Current Notional Value of $109,938 per
   contract) ....................................................            25             (5,671)
U.S. Treasury Notes 10-Year Futures, September 2008
   (Current Notional Value of $112,406 per contract) ............           331            493,165
                                                                         ------          ---------
                                                                          1,082          $(697,846)
                                                                         ======          =========



WRITTEN OPTIONS OUTSTANDING AS OF MAY 31, 2008:

                                     EXERCISE     EXPIRATION      NUMBER OF
NAME OF ISSUER                         PRICE          DATE        CONTRACTS     PREMIUM        VALUE
------------------------------------------------------------------------------------------------------
90-day EuroDollar Futures Call,       97.250       09/19/09          578      $(287,468)    $(287,468)
  September, 2009                                                    ===      =========     =========

SWAP AGREEMENTS OUTSTANDING AS OF MAY 31, 2008:
CREDIT DEFAULT SWAPS

                                                                     PAY/
                                                                   RECEIVE                   NOTIONAL
                                                    BUY/SELL        FIXED     EXPIRATION      AMOUNT        UPFRONT
COUNTERPARTY                   REFERENCE ENTITY     PROTECTION       RATE        DATE         (000)        PAYMENTS         VALUE
Bank of                        Carnival
   America, N.A.                 Corporation         Buy             1.57%     03/20/18       $   190     $       0      $  (7,394)
Bank of                        Goodrich
   America, N.A.                 Corporation         Buy             0.70      03/20/13           305             0         (4,400)
Bank of                        Goodrich
   America, N.A.                 Corporation         Buy             0.82      03/20/18           160             0         (4,164)
Bank of                        Nordstrom, Inc.
   America, N.A.                                     Buy             1.03      03/20/18           250             0            478
Bank of                        Sealed Air
   America, N.A.                 Corporation         Buy             1.08      03/20/18            75             0          1,180
Bank of                        Sealed Air
   America, N.A.                 Corporation         Buy             1.12      03/20/18           180             0          2,286
Bank of                        Textron Financial
   America, N.A.                 Corporation         Buy             0.80      03/20/18           175             0            309
                               Eaton
Citibank, N.A.                   Corporation         Buy             0.62      03/20/13           270             0            (62)
                               Eaton
Citibank, N.A.                   Corporation         Buy             0.72      03/20/13           215             0         (1,022)
                               Eaton
Citibank, N.A.                   Corporation         Buy             0.82      03/20/18           160             0           (966)
                               Arrow
Credit Suisse                    Electronics,
   International                 Inc.                Buy             1.00      03/20/15           300             0         (5,164)
Goldman Sachs                  Avalonbay
   Capital                       Communities,
   Markets, L.P.                 Inc.                Buy             3.05      03/20/13           310             0        (27,336)
Goldman Sachs
   Capital                     Coca-Cola
   Markets, L.P.                 Enterprises, Inc.   Buy             0.59      03/20/13           625             0         (7,048)
Goldman Sachs
   Capital
   Markets, L.P.               Dell, Inc.            Buy             0.22      03/20/12            65             0            474
Goldman Sachs
   Capital                     Dow Jones CDX
   Markets, L.P.                 NA IG 9             Sell            0.60      12/20/12           275        (7,837)        (4,443)

Goldman Sachs
   Capital                     Dow Jones CDX
   Markets, L.P.                 NA IG 9             Sell            0.80      12/20/17           595       (19,933)        (9,351)
Goldman Sachs
   Capital                     Dow Jones CDX
   Markets, L.P.                 NA IG HVOL 9        Sell            1.40      12/20/12           595       (32,989)       (26,170)
Goldman Sachs
   Capital                     Dow Jones CDX
   Markets, L.P.                 NA IG HVOL 9        Sell            1.40      12/20/12           570       (32,288)       (25,070)
Goldman Sachs
   Capital                     Dow Jones CDX
   Markets, L.P.                 NA IG HVOL 9        Sell            1.40      12/20/12           595       (34,765)       (24,127)
Goldman Sachs
   Capital                     Dow Jones CDX
   Markets, L.P.                 NA IG HVOL 9        Sell            1.40      12/20/12         1,285       (75,878)       (56,518)
Goldman Sachs
   Capital                     Eaton
   Markets, L.P.                 Corporation         Buy             0.97      03/20/18           170             0         (3,112)
Goldman Sachs
   Capital                     Eli Lilly and
   Markets, L.P.                 Company             Buy             0.33      03/20/13           105             0           (690)
Goldman Sachs
   Capital                     Goodrich
   Markets, L.P.                 Corporation         Buy             0.47      03/20/18           150             0            330
Goldman Sachs
   Capital
   Markets, L.P.               Motorola, Inc.        Buy             0.39      03/20/12           125             0          7,808
Goldman Sachs
   Capital
   Markets, L.P.               Prologis              Buy             3.33      03/20/13           185             0        (15,201)
Goldman Sachs
   Capital                     Sealed Air
   Markets, L.P.                 Corporation         Buy             1.08      03/20/18           190             0          2,988
Goldman Sachs
   Capital                     Sealed Air
   Markets, L.P.                 Corporation         Buy             1.24      03/20/18            90             0            325
Goldman Sachs
   Capital                     Textron Financial
   Markets, L.P.                 Corporation         Buy             1.05      03/20/13           295             0         (2,035)
Goldman Sachs
   Capital                     The Chubb
   Markets, L.P.                 Corporation         Buy             0.11      03/20/12           125             0          1,161
Goldman Sachs
   Capital
   Markets, L.P.               The Gap, Inc.         Buy             1.08      03/20/12           125             0         (1,858)

Goldman Sachs                  The Hartford
   Capital                       Financial
   Markets, L.P.                 Services
                                 Group, Inc.         Buy             0.11      03/20/17           125             0          2,535
Goldman Sachs
   Capital
   Markets, L.P.               Trane Inc.            Buy             0.50      03/20/13           115             0           (118)
Goldman Sachs                  Tyco
   Capital                       International.,
   Markets, L.P.                 Ltd.                Buy             0.44      03/20/12            75             0            333
Goldman Sachs
   Capital                     Union Pacific
   Markets, L.P.                 Corporation         Buy             0.26      03/20/12            65             0            390
JP Morgan
   Chase Bank,                 Dow Jones CDX
   Co.                           NA IG 9             Sell            0.60      12/20/12         1,445       (49,782)       (23,297)
JP Morgan
   Chase Bank,                 Eaton
   Co.                           Corporation         Buy             0.60      03/20/13            95             0             65
JP Morgan
   Chase Bank,
   Co.                         Nordstrom, Inc.       Buy             1.07      03/20/18           150             0           (176)
JP Morgan
   Chase Bank,
   N.A.                        Nordstrom, Inc.       Buy             1.15      03/20/18           150             0         (1,100)
JP Morgan
   Chase Bank,
   Co.                         SLM Corporation       Sell            4.95      03/20/13           175             0         12,555
JP Morgan                      The Pepsi
   Chase Bank,                   Bottling Group,
   Co.                           Inc.                Buy             0.58      03/20/13           180             0         (1,656)
JP Morgan                      The Pepsi
   Chase Bank,                   Bottling Group,
   Co.                           Inc.                Buy             0.63      03/20/13           220             0         (2,580)
Lehman
   Brothers
   Special                     Goodrich
   Financing, Inc.               Corporation         Buy             0.45      03/20/18           175             0            666
Lehman
   Brothers
   Special                     Goodrich
   Financing, Inc.               Corporation         Buy             0.46      03/20/18           125             0            375

Lehman
   Brothers
   Special                     Dow Jones CDX
   Financing, Inc.               NA IG 9             Sell            0.60      12/20/12           505        (9,680)        (8,159)
Lehman
   Brothers
   Special                     Dow Jones CDX
   Financing, Inc.               NA IG 9             Sell            0.60      12/20/12           265        (5,817)        (4,281)
Merrill Lynch                  Carnival
   International                 Corporation         Buy             1.50      03/20/18           280             0         (6,562)
Merrill Lynch                  Carnival
   International                 Corporation         Buy             1.57      03/20/18           160             0         (6,213)
Merrill Lynch                  Carnival
   International                 Corporation         Buy             1.60      03/20/18           105             0         (2,933)
Merrill Lynch                  Eaton
   International                 Corporation         Buy             0.92      03/20/18           285             0         (4,081)
Merrill Lynch                  SLM
   International                 Corporation         Sell            5.00      03/20/13           175             0         12,907
UBS AG                         Eli Lilly and
                                 Company             Buy             0.30      03/20/13           470             0         (2,436)
UBS AG                         Martin Marietta
                                 Materials, Inc.     Buy             1.73      03/20/18           290             0        (10,532)
UBS AG                         Martin Marietta
                                 Materials, Inc.     Buy             1.78      03/20/13           290             0         (5,136)
UBS AG                         Textron Financial
                                 Corporation         Buy             1.00      03/20/13           380             0         (1,873)
UBS AG                         Textron Financial
                                 Corporation         Buy             1.01      03/20/13           100             0           (501)
UBS AG                         Textron Financial
                                 Corporation         Buy             1.06      03/20/13           310             0         (5,802)
UBS AG                         Trane Inc.            Buy             0.50      03/20/13           335             0           (342)
UBS AG                         Trane Inc.            Buy             0.60      03/20/18           350             0            959
                                                                                                          ---------      ---------
TOTAL CREDIT DEFAULT SWAPS ..........................................................................     $(268,969)     $(265,785)
                                                                                                          =========      =========


INTEREST RATE SWAPS

                                                        PAY/
                                                      RECEIVE                               NOTIONAL
                                                      FLOATING     FIXED     EXPIRATION      AMOUNT
COUNTERPARTY                  FLOATING RATE INDEX       RATE        RATE        DATE          (000)           VALUE
Bank of
   America, N.A.              USD-LIBOR BBA            Pay          4.19%     06/03/13     $     3,500     $         0
Bank of
   America, N.A.              USD-LIBOR BBA            Pay          4.98      04/15/18           6,585         (69,143)
Bank of
   America, N.A.              USD-LIBOR BBA            Pay          5.07      04/14/18           5,620         (41,588)
Bank of
   America, N.A.              USD-LIBOR BBA            Pay          5.37      02/12/18          17,070          66,914

Bank of
   America, N.A.              USD-LIBOR BBA            Receive      5.38      04/15/23           7,985          55,256
Bank of
   America, N.A.              USD-LIBOR BBA            Receive      5.47      04/14/23           7,200          32,256
Bank of
   America, N.A.              USD-LIBOR BBA            Pay          5.59      02/19/18           8,670         102,306
Bank of
   America, N.A.              USD-LIBOR BBA            Receive      5.82      02/12/23          21,925        (111,160)
Bank of
   America, N.A.              USD-LIBOR BBA            Receive      6.03      02/19/23          11,175        (121,919)
Citibank, N.A.                USD-LIBOR BBA            Pay          3.77      04/24/13           3,200         (59,728)
Citibank, N.A.                USD-LIBOR BBA            Pay          4.47      01/10/18           2,000          (3,058)
Citibank, N.A.                USD-LIBOR BBA            Receive      4.73      12/27/17           1,425         (30,624)
Citibank, N.A.                USD-LIBOR BBA            Receive      5.02      09/11/17             450          14,789
Citibank, N.A.                USD-LIBOR BBA            Receive      5.29      09/28/17             550         (26,921)
Citibank, N.A.                USD-LIBOR BBA            Pay          5.33      05/22/17             750          39,971
Citibank, N.A.                USD-LIBOR BBA            Pay          5.37      05/23/17             750          41,905
Citibank, N.A.                USD-LIBOR BBA            Pay          5.41      05/25/17           1,725         102,030
Citibank, N.A.                USD-LIBOR BBA            Pay          5.44      05/29/17           1,175          71,376
Deutsche Bank
   AG                         USD-LIBOR BBA            Pay          2.08      06/17/09          94,715        (186,417)
Deutsche Bank
   AG                         USD-LIBOR BBA            Receive      2.41      06/17/09          94,715         216,982
Goldman Sachs
   Capital
   Markets, L.P.              USD-LIBOR BBA            Pay          5.34      05/24/17             900          48,422
Goldman Sachs
   Capital
   Markets, L.P.              USD-LIBOR BBA            Pay          5.57      02/27/18           9,295          99,735
Goldman Sachs
   Capital
   Markets, L.P.              USD-LIBOR BBA            Pay          5.63      02/28/18          18,575         242,404
Goldman Sachs
   Capital
   Markets, L.P.              USD-LIBOR BBA            Receive      5.96      02/27/23          11,930        (107,012)
Goldman Sachs
   Capital
   Markets, L.P.              USD-LIBOR BBA            Receive      6.04      02/28/23          23,835        (262,423)
JP Morgan
   Chase Bank,
   Co.                        USD-LIBOR BBA            Pay          4.07      05/16/13          19,935        (117,279)
JP Morgan
   Chase Bank,
   Co.                        USD-LIBOR BBA            Receive      4.24      01/22/18           2,425          52,553

JP Morgan
   Chase Bank,
   Co.                        USD-LIBOR BBA            Pay          4.27      06/02/13           3,790           9,589
JP Morgan
   Chase Bank,
   Co.                        USD-LIBOR BBA            Receive      4.41      05/01/18          21,825         461,827
JP Morgan
   Chase Bank,
   Co.                        USD-LIBOR BBA            Pay          4.48      01/08/18           1,500          (1,089)
JP Morgan
   Chase Bank,
   Co.                        USD-LIBOR BBA            Receive      4.52      02/19/18           3,500           1,607
JP Morgan
   Chase Bank,
   Co.                        USD-LIBOR BBA            Receive      4.62      02/22/18           3,500         (27,090)
JP Morgan
   Chase Bank,
   Co.                        USD-LIBOR BBA            Pay          4.97      11/06/17          40,000       1,016,366
JP Morgan
   Chase Bank,
   Co.                        USD-LIBOR BBA            Pay          5.09      09/11/17           1,100          42,005
JP Morgan
   Chase Bank,
   Co.                        USD-LIBOR BBA            Pay          5.16      09/20/17             500          22,245
JP Morgan
   Chase Bank,
   Co.                        USD-LIBOR BBA            Receive      5.23      09/27/17             500         (22,345)
JP Morgan
   Chase Bank,
   Co.                        USD-LIBOR BBA            Receive      5.25      10/11/17             600          29,645
JP Morgan
   Chase Bank,
   Co.                        USD-LIBOR BBA            Receive      5.30      09/28/17             550         (27,427)
JP Morgan
   Chase Bank,
   Co.                        USD-LIBOR BBA            Pay          5.34      05/24/17             900          48,386
JP Morgan
   Chase Bank,
   Co.                        USD-LIBOR BBA            Pay          5.37      05/23/17             750          42,070
JP Morgan
   Chase Bank,
   Co.                        USD-LIBOR BBA            Pay          5.45      05/29/17           1,175          72,081

Merrill Lynch
   Capital
   Services, Inc.             USD-LIBOR BBA            Pay          5.00      04/15/18           8,790         (86,845)
Merrill Lynch
   Capital
   Services, Inc.             USD-LIBOR BBA            Receive      5.40      04/16/23          11,215          73,010
                                                                                                           -----------
TOTAL INTEREST RATE SWAPS ............................................................................       1,703,662
                                                                                                           -----------
TOTAL SWAP AGREEMENTS ................................................................................     $ 1,437,877
                                                                                                           ===========

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust

By: /s/ Jerry W. Miller
   --------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: July 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jerry W. Miller
   --------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: July 17, 2008

By: /s/ Stuart N. Schuldt
   --------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: July 17, 2008